CONSOLIDATED STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Loans, including fees	$ 12,218,572	$ 10,553,260
Taxable securities	689,570	543,728
Federal funds sold	402,161	334,702
Interest-bearing deposits in banks	330,710	149,900
Total interest income	13,641,013	11,581,590
Interest expense:
Deposits	3,161,127	1,728,403
Securities sold under repurchase agreements, other borrowings, and subordinated debentures	980,244	822,083
Total interest expense	4,141,371	2,550,486
Net interest income	9,499,642	9,031,104
Provision for loan losses	82,500
Net interest income after provision for loan losses	9,417,142	9,031,104
Other income:
Service charges on deposit accounts	67,640	69,163
Gain on sale of securities available for sale	0	558,750
Other operating income	665,170	341,104
Total other income	732,810	969,017
Other expenses:
Salaries and employee benefits	3,964,976	3,890,113
Occupancy and equipment expenses	731,697	720,625
Foreclosed assets, net	392,760	111,383
Other operating expenses	2,640,959	2,048,579
Total other expenses	7,730,392	6,770,700
Income before tax expense	2,419,560	3,229,421
Income tax expense	569,460	823,285
Net income	$ 1,850,100	$ 2,406,136